Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development, net		$ 22,811	$ 16,148	$ 27,990
Marketing and business development		945	1,196	2,888
General and administrative		4,273	5,523	8,010
Operating loss		28,029	22,867	38,888
Financial expense, net		951	929	540
Loss before income tax		28,980	23,796	39,428
Income tax expense		42	69	129
Net loss		$ 29,022	$ 23,865	$ 39,557
Basic (in Dollars per share)	[1]	$ 4.91	$ 16.99	$ 61.09
Diluted (in Dollars per share)	[1]	$ 4.91	$ 16.93	$ 61.09
Basic (in Shares)	[1]	5,912,890	1,404,368	647,556
Diluted (in Shares)	[1]	5,912,890	1,421,308	647,556

[1]	Results for the year ended December 31, 2022, have been retroactively adjusted to reflect the 1-for-30 reverse share split affected on September 18, 2023 (see Note 1b).